INCOME TAXES (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Current expense:
Federal									$ 3,075,524	$ 2,614,954	$ 2,387,642
State									624,000	527,100	377,500
Deferred expense									1,097,072	1,121,173	384,665
Total	(537,326)	1,869,647	1,991,730	1,472,545	1,129,145	1,212,795	564,780	1,356,507	4,796,596	4,263,227	3,149,807
Income tax expense differs from that computed at the federal statutory rate, Amount
Tax at statutory federal income tax rate									5,111,979	4,932,520	3,812,959
Non-taxable income from bank-owned life insurance									(316,112)	(350,563)	(364,357)
Non-taxable interest and dividends									(454,939)	(517,512)	(487,417)
State taxes, net of federal benefit									405,600	342,615	249,150
Other, net									50,068	(143,833)	(60,528)
Total	$ (537,326)	$ 1,869,647	$ 1,991,730	$ 1,472,545	$ 1,129,145	$ 1,212,795	$ 564,780	$ 1,356,507	$ 4,796,596	$ 4,263,227	$ 3,149,807
Income tax expense differs from that computed at the federal statutory rate, %
Tax at statutory federal income tax rate (as a percent)									35.00%	35.00%	34.00%
Non-taxable income from bank-owned life insurance (as a percent)									(2.20%)	(2.50%)	(3.30%)
Non-taxable interest and dividends (as a percent)									(3.10%)	(3.70%)	(4.30%)
State taxes, net of federal benefit (as a percent)									2.80%	2.40%	2.20%
Other, net (as a percent)									0.30%	(0.90%)	(0.50%)
Total (as a percent)									32.80%	30.30%	28.10%